Consolidated statements of cash flows: (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Jun. 02, 2015 COP ($)	Jun. 02, 2015 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Oct. 19, 2017 MXN ($)
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 11)			$ 238,235	$ 175,515
Bank loans (Note 11)			6,674,717	7,042,598
Long-term debt (Note 12)			6,488,569	6,957,678
Interest expense			1,084,293	1,230,651	$ 618,831
Proceeds from bank loans					8,000,000
Interest paid			(1,064,764)	(1,139,071)	(628,222)
Payments of the long term debt and bank loan	$ (440,000,000)	$ (2,897,404)	(152,047)	(3,090,124)	(5,339,338)
Aerostar
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Interest expense			485,037	538,268	295,803
Payments of the long term debt and bank loan			(10,000,000)
Airplan
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 11)						$ 3,424,897
Long-term debt
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Accounts payable			311,372		340,288
Long-term debt (Note 12)			6,488,569	6,957,678	7,149,177
Non-current portion of non-current secured bank loans received			7,282,268	7,489,465
Interest expense			444,028	475,110	295,834
Interest paid			(486,164)	(646,418)	(277,068)
Payments of the long term debt and bank loan			(205,308)		(102,907)
Foreign currency translation			(234,883)	(35,889)	390,643
Non-current portion of non-current secured bank loans received			6,799,941	7,282,268	7,489,465
Long-term debt | Aerostar
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 11)					7,182,963
Bank Loans
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 11)			238,235	175,515	173,471
Bank loans (Note 11)			6,674,717	7,042,598	10,321,382
Non-current portion of non-current secured bank loans received			7,218,113	10,494,853	4,460,776
Interest expense			601,873	696,641	322,996
Proceeds from bank loans					8,000,000
Interest paid			(578,600)	(492,653)	(351,152)
Payments of the long term debt and bank loan			(154,281)	(3,090,124)	(5,339,338)
Foreign currency translation			(174,153)	(166,301)	217,385
Exchange (income) / loss on foreign currency				(224,303)	(240,531)
Non-current portion of non-current secured bank loans received			$ 6,912,952	$ 7,218,113	10,494,853
Bank Loans | Airplan
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 11)					$ 3,424,717